Debt - Summary of Debt Instruments (Parenthetical) (Detail)	Dec. 31, 2023	Nov. 28, 2023	Dec. 31, 2022
3.700% [Member] | Due in 2023 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.70%		3.70%
1.450% [Member] | Due in 2024 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	1.45%		1.45%
3.550% [Member] | Due in 2025 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.55%		3.55%
3.550% [Member] | Due in 2030 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.55%		3.55%
5.350% [Member] | Due in 2028 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	5.35%	5.35%	5.35%
3.050% [Member] | Due in 2026 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.05%		3.05%
2.600% [Member] | Due in 2031 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	2.60%		2.60%
4.250% [Member] | Due in 2035 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	4.25%		4.25%
5.750% [Member] | Due in 2039 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	5.75%		5.75%
4.450% [Member] | Due in 2045 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	4.45%		4.45%
2.425% [Member] | Due in 2026 [Member] | Euro Notes [Member]
Debt Instrument [Line Items]
Interest rate	2.425%		2.425%
1.164% [Member] | Due in 2027 [Member] | Euro Notes [Member]
Debt Instrument [Line Items]
Interest rate	1.164%		1.164%